Changes in significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Measurement of fair values
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the CFO.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Group Audit and Risk Committee.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Standards issued but not yet effective
A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December 2022, and have not been applied in preparing these condensed consolidated financial statements:
Amendments to IAS 1 Presentation of Financial statements: Classification of Liabilities as Current or Non-current, issued on 23 January 2020, clarify a criterion in IAS 1 for classifying a liability as non-current: the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendments:
•specify that an entity’s right to defer settlement must exist at the end of the reporting period;
•clarify that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;
•clarify how lending conditions affect classification; and
•clarify requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

On July 15, 2020, the IASB issued Classification of Liabilities as Current or Non-current — Deferral of Effective Date (Amendment to IAS 1) deferring the effective date of the January 2020 amendments to IAS 1 by one year to annual reporting periods beginning on or after January 1, 2023 with early application permitted. The amendments have not yet been endorsed by the EU.
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies, issued on 12 February 2021, include narrow-scope amendments to improve accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements. The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

The amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted. These amendments have not yet been endorsed by the EU.
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates, issued on 12 February 2021, clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events.

The amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted. These amendments have not yet been endorsed by the EU.
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction, issued on 6 May 2021, clarifies how companies should account for deferred tax on transactions such as leases and decommissioning obligations. IAS 12 Income Taxes specifies how a company accounts for income tax, including deferred tax, which represents tax payable or recoverable in the future. In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. Previously, there had been some uncertainty about whether the exemption applied to transactions such as leases and decommissioning obligations—transactions for which companies recognize both an asset and a liability. The amendments clarify that the exemption does not apply and that companies are required to recognize deferred tax on such transactions. The aim of the amendments is to reduce diversity in the reporting of deferred tax on leases and decommissioning obligations.

The amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted. These amendments have not yet been endorsed by the EU.